Property, plant and equipment - Summary of Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 1,272,792
Additions	121,656	$ 275,107
Balance	1,237,506	1,272,792
Cost
Statement Line Items [Line Items]
Balance	1,834,290	1,561,327
Additions	121,656	275,107
Disposal	(11,332)	(2,144)
Transfers	0	0
Reclassified to assets held-for-sale	(5,611)
Balance	1,939,003	1,834,290
Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(561,498)	(289,236)
Charge for the year	114,988	127,887
Disposal	4,989	1,528
Impairment	34,101	145,903
Balance	(701,497)	(561,498)
Accumulated depreciation, amortisation and impairment
Statement Line Items [Line Items]
Reclassified to assets held-for-sale	4,101
Buildings, plant and equipment
Statement Line Items [Line Items]
Balance	732,848
Balance	692,592	732,848
Buildings, plant and equipment | Cost
Statement Line Items [Line Items]
Balance	1,136,143	1,061,812
Additions	17,961	11,279
Disposal	(6,609)	(2,144)
Transfers	39,106	65,196
Reclassified to assets held-for-sale	0
Balance	1,186,601	1,136,143
Buildings, plant and equipment | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(403,295)	(226,337)
Charge for the year	95,703	98,236
Disposal	4,989	1,528
Impairment	0	80,250
Balance	(494,009)	(403,295)
Buildings, plant and equipment | Accumulated depreciation, amortisation and impairment
Statement Line Items [Line Items]
Reclassified to assets held-for-sale	0
Mining properties
Statement Line Items [Line Items]
Balance	494,571
Balance	456,068	494,571
Mining properties | Cost
Statement Line Items [Line Items]
Balance	591,447	382,645
Additions	16,661	205,518
Disposal	(4,723)	0
Transfers	4,330	3,284
Reclassified to assets held-for-sale	(5,611)
Balance	602,104	591,447
Mining properties | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(96,876)	(27,747)
Charge for the year	19,160	20,179
Disposal	0	0
Impairment	34,101	48,950
Balance	(146,036)	(96,876)
Mining properties | Accumulated depreciation, amortisation and impairment
Statement Line Items [Line Items]
Reclassified to assets held-for-sale	4,101
Capitalized Stripping Costs
Statement Line Items [Line Items]
Balance	14,438
Balance	35,093	14,438
Capitalized Stripping Costs | Cost
Statement Line Items [Line Items]
Balance	59,062	59,062
Additions	20,780	0
Disposal	0	0
Transfers	0	0
Reclassified to assets held-for-sale	0
Balance	79,842	59,062
Capitalized Stripping Costs | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(44,624)	(35,152)
Charge for the year	125	9,472
Disposal	0	0
Impairment	0	0
Balance	(44,749)	(44,624)
Capitalized Stripping Costs | Accumulated depreciation, amortisation and impairment
Statement Line Items [Line Items]
Reclassified to assets held-for-sale	0
Construction in Progress
Statement Line Items [Line Items]
Balance	30,935
Balance	53,753	30,935
Construction in Progress | Cost
Statement Line Items [Line Items]
Balance	47,638	57,808
Additions	66,254	58,310
Disposal	0	0
Transfers	(43,436)	(68,480)
Reclassified to assets held-for-sale	0
Balance	70,456	47,638
Construction in Progress | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(16,703)	0
Charge for the year	0	0
Disposal	0	0
Impairment	0	16,703
Balance	(16,703)	$ (16,703)
Construction in Progress | Accumulated depreciation, amortisation and impairment
Statement Line Items [Line Items]
Reclassified to assets held-for-sale	0
Tangible exploration and evaluation assets
Statement Line Items [Line Items]
Property, plant and equipment	$ 250,300